Fees Summary	Apr. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,159,000
Previously Paid Amount	0.00
Total Fee Amount	330.54
Total Offset Amount	0.00
Net Fee	330.54
Narrative - Max Aggregate Offering Price	$ 2,159,000
Final Prospectus	true